Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 431,000.00
Previously Paid Amount	0.00
Total Fee Amount	37.50
Total Offset Amount	0.00
Net Fee	37.50
Narrative - Max Aggregate Offering Price	$ 431,000.00
Final Prospectus	true